Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property, Plant and Equipment

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2022	59,826	8,394	1,311	6,790	2,433	78,754
Transfers upon completion	3,174	286	—	(3,622)	93	(69)
Additions	64	503	1	2,124	—	2,692
Transfers into investment properties	—	—	—	(266)	—	(266)
Disposals	(110)	(299)	(44)	—	(320)	(773)

As at 31 December 2022	62,954	8,884	1,268	5,026	2,206	80,338

Accumulated depreciation
As at 1 January 2022	(14,644)	(5,786)	(996)	—	(1,671)	(23,097)
Charge for the year	(2,079)	(819)	(118)	—	(335)	(3,351)
Disposals	83	286	43	—	282	694

As at 31 December 2022	(16,640)	(6,319)	(1,071)	—	(1,724)	(25,754)

Impairment
As at 1 January 2022	(24)	—	—	(1)	—	(25)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2022	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2022	45,158	2,608	315	6,789	762	55,632

As at 31 December 2022	46,290	2,565	197	5,025	482	54,559

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2021	50,428	8,115	1,352	12,179	2,799	74,873
Transfers upon completion	8,439	—	—	(8,908)	182	(287)
Additions	1,415	735	5	3,728	—	5,883
Transfers into investment properties	—	—	—	(209)	—	(209)
Disposals	(456)	(456)	(46)	—	(548)	(1,506)

As at 31 December 2021	59,826	8,394	1,311	6,790	2,433	78,754

Accumulated depreciation
As at 1 January 2021	(13,085)	(5,434)	(891)	—	(1,822)	(21,232)
Charge for the year	(1,830)	(786)	(149)	—	(379)	(3,144)
Disposals	271	434	44	—	530	1,279

As at 31 December 2021	(14,644)	(5,786)	(996)	—	(1,671)	(23,097)

Impairment
As at 1 January 2021	(24)	—	—	(1)	—	(25)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2021	(24)	—	—	(1)	—	(25)

Net book value
As at 1 January 2021	37,319	2,681	461	12,178	977	53,616

As at 31 December 2021	45,158	2,608	315	6,789	762	55,632